Document and Entity Information	12 Months Ended
Apr. 26, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	BLACKROCK PACIFIC FUND, INC.
Central Index Key	0000202741
Amendment Flag	false
Document Creation Date	Nov. 05, 2012
Document Effective Date	Nov. 05, 2012
Prospectus Date	Apr. 26, 2012